Financial Instruments - Interest bearing loans and borrowings (Details) € in Millions, $ in Millions		3 Months Ended						9 Months Ended
	Nov. 08, 2022 EUR (€)	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Sep. 30, 2023 EUR (€)	Mar. 31, 2023 EUR (€)	Sep. 30, 2024 EUR (€)	Sep. 30, 2023 EUR (€)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022	Nov. 08, 2022 USD ($)
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Discount on issuance of debt	€ 31.3
Borrowing costs capitalised				€ 1.8	€ 2.4
Net gain on refinancing		€ 0.0		€ 10.3	€ 4.1	€ 17.1	€ 17.2	€ 14.4	€ 17.1
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	700.6	€ 619.1						€ 619.1		$ 693.0			$ 700.0
Interest rate		2.50%						2.50%		2.50%	3.00%	3.75%
Repayments of non-current borrowings		€ 6.2	$ 6.9
Repayments Of Non-current Borrowings - percentage of original issued notional		1.00%						1.00%		1.00%
Interest rate floor		0.50%						0.50%		0.50%
Senior EURO Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount		€ 553.2						€ 553.2
Interest rate		3.50%						3.50%		3.50%
Borrowing costs capitalised	€ 5.1
Senior Eur Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount		€ 130.0						€ 130.0
Interest rate		2.75%						2.75%		2.75%
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		€ 2,062.1						€ 2,062.1			€ 2,067.6
Carrying value		2,039.3						2,039.3			2,056.3
Loans and Borrowings | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		0.0						0.0			0.0
Carrying value		(34.4)						(34.4)			(37.8)
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value		1,273.5						1,273.5			1,293.8
Loans and Borrowings | Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		1,303.9						1,303.9			1,314.5
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		0.2						0.2			0.3
Carrying value		0.2						0.2			0.3
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value		800.0						800.0			800.0
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		€ 758.0						€ 758.0			€ 752.8